Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost, maturing within one year	$ 1,644
Gross unrealized gains, maturing within one year	6
Estimated fair market value, maturing within one year	1,650
Net carrying amount of the security sold	808
Realized gain on sold security	1
Corporate Bonds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost, maturing within one year	1,644
Gross unrealized gains, maturing within one year	6
Estimated fair market value, maturing within one year	$ 1,650